8. Notes Payable (Tables)	6 Months Ended
Jun. 30, 2016
Notes Payable Tables
Notes Payable

	Principal balance	Loan Discount	Accrued Interest	Total
Balance as of December 31, 2015	$71,500	(11,248)	$—	$60,252
Issued in the period	150,000	(10,935)	—	139,065
Amortization of debt discount	—	10,075	—	10,075
Converted into shares of common stock	(71,500)	1,173	—	(70,327)
Balance as of June 30, 2016	$150,000	(10,935)	$—	$139,065